Harris Associates Investment Trust

Oakmark Fund

Oakmark Select Fund

Oakmark Equity & Income Fund

Oakmark Global Fund

Oakmark Global Select Fund

Oakmark International Fund

Oakmark International Small Cap Fund

(the “Funds”)

Supplement dated July 2, 2019 to the Funds’ Prospectus dated January 28, 2019

Effective immediately, the section titled “How to Purchase Investor Class Shares, Advisor Class Shares and Institutional Class Shares” is updated as follows:

(a)         The last bullet point under the subheading titled “Adding to an Account” in each of the subsections titled “By Automatic Transfer” and “By Telephone” is deleted in its entirety and replaced with:

•                  If you did not establish the electronic transfer privilege on your New Account Registration Form, you may add the privilege by visiting Oakmark.com or by completing the Shareholder Services Form. When completing the form a Medallion Signature Guarantee will be required.

(b)         The second to last bullet point under the subheading titled “Adding to an Account” in the subsection titled “By Electronic Transfer” is deleted in its entirety and replaced with:

•                  If you did not establish the electronic transfer privilege on your New Account Registration Form, you may add the privilege by visiting Oakmark.com or by completing the Shareholder Services Form. When completing the form a Medallion Signature Guarantee will be required.

Effective immediately, the subsection titled “Signature Guarantee” in the section titled “How to Redeem Investor Class Shares, Advisor Class Shares and Institutional Class Shares” is updated as follows:

(a)         The following language is added as a new bullet point in the first paragraph:

•                  you wish to redeem more than $100,000.

(b)         The last sentence is deleted in its entirety and replaced with:

If you are requesting to add bank information to an existing Oakmark account, all Oakmark account owners must obtain a Medallion Signature Guarantee.  If there is no name in common between the Oakmark account owners and the bank account owners, ALL Oakmark account owners and bank account owners must obtain a Medallion Signature Guarantee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.